Equipment	9 Months Ended
Sep. 30, 2015
Unaudited Interim [Member]
Equipment
6.	Equipment

		Accumulated
September 30, 2015	Cost	Depreciation and Impairment	Net Book Value
Furniture	$3,723	$(2,813)	$910
Machinery	53,848	(28,336)	25,512
	$57,571	$(31,149)	$26,422

		Accumulated
December 31, 2014	Cost	Depreciation and Impairment	Net Book Value
Furniture	$3,723	$(2,136)	$1,587
Machinery	89,419	(76,722)	12,697
	$93,142	$(78,858)	$14,284

The Company decreased the cost of machinery and the corresponding accumulated depreciation by $58,971 from the second quarter, to eliminate machinery that has been fully depreciated in the period. The net book value remains unaffected by the adjustment.

Depreciation expense during the nine months ended September 30, 2015 was $11,263 (2014 - $1,829). During the nine months ended September 30, 2015 the Company recorded an impairment charge of $Nil (2014 - $19,283) with respect to its equipment.